Operating expenses - Share-based payments (Details) shares in Millions, Options in Millions, EquityInstruments in Millions	12 Months Ended
	Dec. 31, 2017 GBP (£) Y Options EquityInstruments shares	Dec. 31, 2016 GBP (£) Y Options EquityInstruments shares	Dec. 31, 2015 GBP (£) Y Options EquityInstruments shares
Sharesave
Average exercise price
At 1 January	£ 2.46	£ 2.87	£ 2.85
Granted	2.27	1.68	2.91
Exercised	2.46	2.37	2.38
Cancelled	2.49	3.02	2.98
At 31 December	£ 2.38	£ 2.46	£ 2.87
Shares under option
At 1 January | Options	56.0	56.0	51.0
Granted | Options	21.0	17.0	12.0
Exercised | Options	(3.0)		(2.0)
Cancelled | Options	(14.0)	(17.0)	(5.0)
At 31 December | Options	60.0	56.0	56.0
Options exercisable, vesting period	6 months
Options exercisable | Options	3.7	8.1	1.0
Weighted average share price at the date of exercise of options	£ 2.77	£ 1.78	£ 3.54
Remaining average contractual life | Y	2.9	2.9	2.9
Fair value of options granted	£ 21,000,000	£ 18,000,000	£ 12,000,000
Sharesave | Minimum
Shares under option
Exercise price	1.68	1.68	2.33
Sharesave | Maximum
Shares under option
Exercise price	4.34	4.34	18.93
Deferred performance awards
Value at grant
At 1 January	296,000,000	276,000,000	272,000,000
Granted	152,000,000	170,000,000	186,000,000
Forfeited	(11,000,000)	(19,000,000)	(34,000,000)
Vested	(173,000,000)	(131,000,000)	(148,000,000)
At 31 December	£ 264,000,000	£ 296,000,000	£ 276,000,000
Shares awarded
At 1 January (in shares) | EquityInstruments	102	80	85
Granted (in shares) | EquityInstruments	63	75	50
Forfeited (in shares) | EquityInstruments	(4)	(7)	(11)
Vested/exercised (in shares) | EquityInstruments	(60)	(46)	(44)
At 31 December (in shares) | EquityInstruments	101	102	80
Long-term incentives
Value at grant
At 1 January	£ 119,000,000	£ 153,000,000	£ 214,000,000
Granted	35,000,000	37,000,000	39,000,000
Vested	(22,000,000)	(39,000,000)	(51,000,000)
Lapsed	(30,000,000)	(32,000,000)	(49,000,000)
At 31 December	£ 102,000,000	£ 119,000,000	£ 153,000,000
Shares awarded
At 1 January (in shares) | EquityInstruments	38	44	69
Granted (in shares) | EquityInstruments	15	16	11
Vested/exercised (in shares) | EquityInstruments	(7)	(12)	(18)
Lapsed (in shares) | EquityInstruments	(9)	(10)	(18)
At 31 December (in shares) | EquityInstruments	37	38	44
Options over shares
At 1 January (in shares) | shares	4	5	7
Vested/exercised (in shares) | shares			(2)
Lapsed (in shares) | shares	(2)	(1)
At 31 December (in shares) | shares	2	4	5
Market value of awards vested and exercised	£ 22,000,000	£ 40,000,000	£ 55,000,000
Vested options over shares exercisable | shares	2	4	5